Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Other Commitments [Line Items]
Commitments and Contingencies
Note 6 — Commitments and Contingencies
Registration and Stockholder Rights
The holders of the founder shares, Private Placement Warrants and warrants that may be issued upon conversion of working capital loans will have registration rights to require the Company to register a sale of any of the Company’s securities held by them pursuant to a registration and stockholder rights agreement signed on May 25, 2021. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company.
Underwriters Agreement
On May 28, 2021, the Company paid a fixed underwriting discount in aggregate of $4,500,000. Additionally, the underwriter will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the IPO held in the Trust Account, or $7,875,000, upon the completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement.
BTIG Agreements
On August 1, 2022, the Company engaged BTIG, LLC, the underwriter, to act as its financial advisor and capital markets advisor (the “Financial Advisory Engagement”) and provide investment banking services in connection with the sale of the Company’s common stock (the “Private Placement Engagement”) in connection with the proposed Equity Purchase Agreement.
The Company shall pay BTIG, LLC in connection with the Financial Advisory Engagement, at the consummation of the Transaction, a Success Fee, payable in cash, in the amount equal to $1,500,000 (the “Success Fee”); provided, however, that the Success Fee due shall be reduced on a dollar-for-dollar
basis by the excess amount of any Transaction Fee, as defined below, above the Minimum Fee, as defined below, payable to BTIG, LLC under the Private Placement Engagement up to the amount of the Success Fee.
The Company shall also pay BTIG, LLC in connection with the Private Placement Engagement, upon consummation of the Business Combination a transaction fee, payable in cash, of 3% of the investment proceeds from the capital raised by BTIG, LLC in the Business Combination (the “Transaction Fee”), excluding capital raised from certain excluded investors, subject to a minimum of $1,500,000 (the “Minimum Fee”), and excluding expenses; provided, however, that any Transaction Fee payable to BTIG, LLC above the Minimum Fee shall be credited against, and shall reduce on a dollar-for-dollar
basis, the Success Fee payable under the Financial Advisory Engagement up to the amount of such Success Fee.
Notwithstanding anything to the contrary in (1) Financial Advisory Engagement, (2) the Private Placement Engagement, or (3) each of the underwriting agreement and engagement letter entered into by the Company and BTIG, LLC (or their respective affiliates) in connection with the Company’s IPO (the agreements set forth in (1), (2) and (3) collectively, the “BTIG Agreements”), the fees payable to BTIG, LLC and its affiliates under or in connection with the BTIG Agreements (excluding amounts previously paid to BTIG, LLC in connection with the closing of the Company’s IPO) in the aggregate shall not exceed $7,875,000.00.

Forward Purchase Agreement
On May 25, 2021, the Company entered into a forward purchase agreement pursuant to which, if the Company conducts a private placement transaction in connection with the initial Business Combination, the Company will offer the forward purchaser the option to purchase the forward purchase securities at a price of $10.00 per share in connection with the initial Business Combination in an amount up to (a) the percentage of Units purchased by the forward purchaser in the IPO multiplied by (b) the total number of forward purchase securities sold in such private placement transaction; provided that, the forward purchaser’s right to purchase such forward purchase securities shall be contingent upon the forward purchaser purchasing at least 4.95% of the Units in the IPO. The forward purchase agreement is subject to conditions, including the forward purchaser specifying the amount of forward purchase securities it wishes to purchase up to the maximum amount specified above (or such higher amount as may be agreed by the Company) after the Company notifies the forward purchaser of the Company’s offer to it to purchase forward purchase securities. The forward purchase securities will be identical to the Class A common stock being sold in the IPO, except the forward purchase securities may be subject to certain registration rights and transfer or lock-up
restrictions.
The forward purchase transaction is at the discretion of the Company and is subject to conditions, including the forward purchaser confirming its commitment to purchase forward purchase securities and the amount thereof no later than fifteen days after the Company notifies the forward purchaser of a proposed initial Business Combination and of the Company’s intention to raise capital through the issuance of equity securities in connection with the closing of such Business Combination. The forward purchaser may grant or withhold its confirmation entirely within its sole discretion, and if the forward purchaser does not confirm its commitment at such time, it will not be obligated and will not have the right to purchase any of the forward purchase securities. The proceeds from the sale of these forward purchase securities, together with the amounts available to the Company from the Trust Account (after giving effect to any redemptions of public common stock) and any other equity or debt financing obtained by the Company in connection with the Business Combination, may be used to satisfy the cash requirements of the Business Combination, including funding the purchase price and paying expenses and retaining specified amounts to be used by the post-Business Combination company for working capital or other purposes. The Company performed an assessment in accordance with Accounting Standards Codification (“ASC”) 480—Distinguishing Liabilities from Equities and ASC 815—Derivatives and Hedging to conclude whether the forward-purchase securities constitute a liability and a derivative such that it will be fair valued separately from the Company’s common stock. The Company concludes that the forward-purchase securities should be equity-classified and its embedded features should not be bifurcated.
Equity Purchase Agreement
On October 17, 2022, we entered into an Equity Purchase Agreement with LGM, for certain limited purposes, the LGM Existing Equityholders and, for certain limited purposes, our sponsor, and, as the representative of the LGM Existing Equityholders, Thomas James Segrave, Jr.
Pursuant to the Equity Purchase Agreement, and subject to the terms and conditions set forth therein, upon consummation of the transactions contemplated thereby, the Company will acquire LGM and LGM’s equity holders will be issued shares of EG.

Business Combination
Pursuant to the Equity Purchase Agreement, following the Closing, PubCo will be organized in
Up-C structure,in
which substantially all of the assets of the combined company will be held by LGM, and PubCo’s only assets will be its equity interests in LGM. At the Closing:

•
We will amend our existing certificate of incorporation to: (a) change our name to “fly Exclusive, Inc.,” (b) convert all then-outstanding shares of our Class B common stock, par value $0.0001 per share, into PubCo Class A Common Stock, and (c) issue to the LGM Existing Equity holders PubCo Class B Common Stock, which carries one vote per share but no economic rights;

•
LGM and its members will adopt the Amended and Restated Limited Liability Company Agreement of LGM to: (a) restructure its capitalization to (i) issue to us the number of common units of LGM equal to the number of outstanding shares of PubCo Class A Common Stock immediately after giving effect to the Business Combination (taking into account any redemption of our Class A common stock, any potential PIPE investment, and the conversion of the Bridge; and (ii) reclassify the existing LGM common units into LGM common units, and (b) appoint PubCo as the managing member of LGM;

•
As consideration for the PubCo Units, we will contribute to LGM the amount held in the trust account, less the amount of cash required to fund the redemption of our Class A common stock, par value $0.0001 per share, held by eligible stockholders who elect to have their shares redeemed as of the Closing, plus the aggregate proceeds from any potential PIPE investment and the deemed contribution of the aggregate proceeds of the Bridge Notes, less the deferred underwriting commission payable to BTIG, LLC. Immediately after the contribution of the Contribution Amount, LGM will pay the amount of unpaid fees, commissions, costs or expenses that have been incurred by LGM and us in connection with the Business Combination by wire transfer of immediately available funds on behalf of LGM and us to those persons to whom such amounts are owed;

•
Prior to the Closing, an aggregate amount equal to the sum of (without duplication), (a) an amount equal to (1) the amount of cash in the Trust Account, less (2) the required amount of cash taken from the Trust Account to fund any redemptions of our Class A common stock, plus (b) the aggregate proceeds received by the Company from the Post-Signing PIPE Investment (if any), plus (c) the aggregate proceeds received by LGM from the funding of the Bridge Notes, less (d) $7,875,000 (representing the amount held in the Trust Account for the deferred underwriting commission) (the “Closing Date Cash Contribution Amount”);

•
An amount equal to: (i) $0, in the event the Closing Date Cash Contribution Amount is $85,000,000 or less; (ii) the lesser of (A) $15,000,000 and (B) the excess of the Closing Date Cash Contribution Amount over $85,000,000, in the event the Closing Date Cash Contribution Amount is more than $85,000,000 and less than $185,000,000; and (iii) the lesser of (A) $20,000,000 and (B) $15,000,000 plus the excess of the Closing Date Cash Contribution Amount over $185,000,000, in the event the Closing Date Cash Contribution Amount is more than $185,000,000 (the “Closing Date Cash Repurchase Amount”); provided that should the Closing Date Cash Repurchase Amount result in the LGM Existing Equity holders owning, in the aggregate, less than fifty one percent (51%) of the outstanding LGM common units as of immediately following the Closing, the Closing Date Cash Repurchase Amount shall be capped at such amount as would result in the LGM Existing Equity holders owning, in the aggregate fifty one percent (51%) of the LGM common units; and

•
Without any action on the part of any holder of our warrants, each warrant that is issued and outstanding immediately prior to the Closing will be converted into a warrant to purchase one whole share of PubCo Class A Common Stock in accordance with its terms.

Amendment No. 1 to Equity Purchase Agreement
On April 21, 2023, the Company entered into Amendment No. 1 to the Equity Purchase Agreement (the “Amendment”) to provide that the “extension” proxy statement to be filed by the Company with the U.S. SEC may seek to extend the time period for EG to consummate its initial Business Combination to a date no later than December 28, 2023 (instead of September 28, 2023).
The foregoing description of the Amendment is not complete and is subject to and qualified in its entirety by reference to the full text of the Amendment, a copy of which is filed with the Current Report on
Form 8-K filed
on April 21, 2023 as Exhibit 2.1.
Bridge Note
In connection with the execution of the Equity Purchase Agreement, on October 17, 2022, LGM entered into a Senior Subordinated Convertible Note with Entrust Emerald (Cayman) LP and, for certain limited provisions thereof, us, pursuant to which LGM borrowed an aggregate principal amount of $50,000,000 at a rate of 10% per annum. On October 28, 2022, LGM also entered into an Incremental Amendment with additional investors on the same terms for an aggregate principal amount of $35,000,000, bringing the total principal amount of the Bridge Notes to $85,000,000 in the aggregate. Concurrently with the Closing, the Bridge Notes will be automatically exchanged for the number of PubCo Class A Common Stock equal to the quotient of (a) the total amount owed by LGM under the Bridge Notes divided by
 (b) $10.00 (subject to adjustment in certain instances, as described in the Bridge Notes). Unless otherwise consented to by the Bridge Note Lenders, the proceeds of the Bridge Notes are to be used primarily for the acquisition of additional aircraft and payment of expenses related thereto.

Note 6 — Commitments and Contingencies
Registration and Stockholder Rights
The holders of the founder shares, Private Placement Warrants and warrants that may be issued upon conversion of working capital loans will have registration rights to require the Company to register a sale of any of the Company’s securities held by them pursuant to a registration and stockholder rights agreement signed on May 25, 2021. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company.
Underwriters Agreement
On May 28, 2021, the Company paid a fixed underwriting discount in aggregate of $4,500,000. Additionally, the underwriter will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the IPO held in the Trust Account, or $7,875,000, upon the completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement.
BTIG Agreements
On August 1, 2022, the Company engaged BTIG, LLC, the underwriter, to act as its financial advisor and capital markets advisor (the “Financial Advisory Engagement”) and provide investment banking services in connection with the sale of the Company’s common stock (the “Private Placement Engagement”) in connection with the proposed Equity Purchase Agreement.
The Company shall pay BTIG, LLC in connection with the Financial Advisory Engagement, at the consummation of the Transaction, a Success Fee, payable in cash, in the amount equal to $1,500,000 (the “Success Fee”);
provided, however, that the Success Fee due shall be reduced on a dollar-for-dollar basis by the excess amount of any Transaction Fee, as defined below, above the Minimum Fee, as defined below, payable to BTIG, LLC under the Private Placement Engagement up to the amount of the Success Fee.
The Company shall also pay BTIG, LLC in connection with the Private Placement Engagement, upon consummation of the Business Combination a transaction fee, payable in cash, of 3%

of the investment proceeds from the capital raised by BTIG, LLC in the Business Combination (the “Transaction Fee”), excluding capital raised from certain excluded investors, subject to a minimum of $
1,500,000
(the “Minimum Fee”), and excluding expenses; provided, however, that any Transaction Fee payable to BTIG, LLC above the Minimum Fee shall be credited against, and shall reduce on a dollar-for-dollar basis, the Success Fee payable under the Financial Advisory Engagement up to the amount of such Success Fee.
Notwithstanding anything to the contrary in (1) Financial Advisory Engagement, (2) the Private Placement Engagement, or (3) each of the underwriting agreement and engagement letter entered into by the Company and BTIG, LLC (or their respective affiliates) in connection with the Company’s IPO (the agreements set forth in (1), (2) and (3) collectively, the “BTIG Agreements”), the fees payable to BTIG, LLC and its affiliates under or in connection with the BTIG Agreements (excluding amounts previously paid to BTIG, LLC in connection with the closing of the Company’s IPO) in the aggregate shall not exceed $7,875,000.00.
Forward Purchase Agreement
On May 25, 2021, the Company entered into a forward purchase agreement pursuant to which, if the Company conducts a private placement transaction in connection with the initial Business Combination, the Company will offer the forward purchaser the option to purchase the forward purchase securities at a price of $10.00 per share in connection with the initial Business Combination in an amount up to (a) the percentage of Units purchased by the forward purchaser in the IPO multiplied by (b) the total number of forward purchase securities sold in such private placement transaction; provided that, the forward purchaser’s right to purchase such forward purchase securities shall be contingent upon the forward purchaser purchasing at least 4.95% of the Units in the IPO. The forward purchase agreement is subject to conditions, including the forward purchaser specifying the amount of forward purchase securities it wishes to purchase up to the maximum amount specified above (or such higher amount as may be agreed by the Company) after the Company notifies the forward purchaser of the Company’s offer to it to purchase forward purchase securities. The forward purchase securities will be identical to the Class A common stock being sold in the IPO, except the forward purchase securities may be subject to certain registration rights and transfer or lock-up
restrictions.
The forward purchase transaction is at the discretion of the Company and is subject to conditions, including the forward purchaser confirming its commitment to purchase forward purchase securities and the amount thereof no later than fifteen days after the Company notifies the forward purchaser of a proposed initial Business Combination and of the Company’s intention to raise capital through the issuance of equity securities in connection with the closing of such Business Combination. The forward purchaser may grant or withhold its confirmation entirely within its sole discretion, and if the forward purchaser does not confirm its commitment at such time, it will not be obligated and will not have the right to purchase any of the forward purchase securities. The proceeds from the sale of these forward purchase securities, together with the amounts available to the Company from the Trust Account (after giving effect to any redemptions of public common stock) and any other equity or debt financing obtained by the Company in connection with the Business Combination, may be used to satisfy the cash requirements of the Business Combination, including funding the purchase price and paying expenses and retaining specified amounts to be used by the post-Business Combination company for working capital or other purposes. The Company performed an assessment in accordance with Accounting Standards Codification (“ASC”) 480—Distinguishing Liabilities from Equities and ASC 815—Derivatives and Hedging to conclude whether the forward-purchase securities constitute a liability and a derivative such that it will be fair valued separately from the Company’s common stock. The Company concludes that the forward-purchase securities should be equity-classified and its embedded features should not be bifurcated.
Equity Purchase Agreement
On October 17, 2022, we entered into an Equity Purchase Agreement with LGM, for certain limited purposes, the LGM Existing Equityholders and, for certain limited purposes, our sponsor, and, as the representative of the LGM Existing Equityholders, Thomas James Segrave, Jr.
Pursuant to the Equity Purchase Agreement, and subject to the terms and conditions set forth therein, upon consummation of the transactions contemplated thereby, the Company will acquire LGM and LGM’s equity holders will be issued shares of EG.
Business Combination
Pursuant to the Equity Purchase Agreement, following the Closing, PubCo will be organized in
Up-C structure,
in which substantially all of the assets of the combined company will be held by LGM, and PubCo’s only assets will be its equity interests in LGM. At the Closing:

•
We will amend our existing certificate of incorporation to: (a) change our name to “flyExclusive, Inc.,” (b) convert all then-outstanding shares of our Class B common stock, par value $0.0001 per share, into PubCo Class A Common Stock, and (c) issue to the LGM Existing Equityholders PubCo Class B Common Stock, which carries one vote per share but no economic rights;

•
LGM and its members will adopt the Amended and Restated Limited Liability Company Agreement of LGM to: (a) restructure its capitalization to (i) issue to us the number of common units of LGM equal to the number of outstanding shares of PubCo Class A Common Stock immediately after giving effect to the Business Combination (taking into account any redemption of our Class A common stock, any potential PIPE investment, and the conversion of the Bridge; and (ii) reclassify the existing LGM common units into LGM common units, and (b) appoint PubCo as the managing member of LGM;

•
As consideration for the PubCo Units, we will contribute to LGM the amount held in the trust account, less the amount of cash required to fund the redemption of our Class A common stock, par value $0.0001 per share, held by eligible stockholders who elect to have their shares redeemed as of the Closing, plus the aggregate proceeds from any potential PIPE investment and the deemed contribution of the aggregate proceeds of the Bridge Notes, less the deferred underwriting commission payable to BTIG, LLC. Immediately after the contribution of the Contribution Amount, LGM will pay the amount of unpaid fees, commissions, costs or expenses that have been incurred by LGM and us in connection with the Business Combination by wire transfer of immediately available funds on behalf of LGM and us to those persons to whom such amounts are owed;

•
Prior to the Closing, an aggregate amount equal to the sum of (without duplication), (a) an amount equal to (1) the amount of cash in the Trust Account, less (2) the required amount of cash taken from the Trust Account to fund any redemptions of our Class A common stock, plus (b) the aggregate proceeds received by the Company from the Post-Signing PIPE Investment (if any), plus (c) the aggregate proceeds received by LGM from the funding of the Bridge Notes, less (d) $7,875,000 (representing the amount held in the Trust Account for the deferred underwriting commission) (the “Closing Date Cash Contribution Amount”);

•
An amount equal to: (i) $0, in the event the Closing Date Cash Contribution Amount is $85,000,000 or less; (ii) the lesser of (A) $15,000,000 and (B) the excess of the Closing Date Cash Contribution Amount over $85,000,000, in the event the Closing Date Cash Contribution Amount is more than $85,000,000 and less than $185,000,000; and (iii) the lesser of (A) $20,000,000 and (B) $15,000,000 plus the excess of the Closing Date Cash Contribution Amount over $185,000,000, in the event the Closing Date Cash Contribution Amount is more than $185,000,000 (the “Closing Date Cash Repurchase Amount”); provided that should the Closing Date Cash Repurchase Amount result in the LGM Existing Equityholders owning, in the aggregate, less than fifty one percent (51%) of the outstanding LGM common units as of immediately following the Closing, the Closing Date Cash Repurchase Amount shall be capped at such amount as would result in the LGM Existing Equityholders owning, in the aggregate fifty one percent (51%) of the LGM common units; and

•
Without any action on the part of any holder of our warrants, each warrant that is issued and outstanding immediately prior to the Closing will be converted into a warrant to purchase one whole share of PubCo Class A Common Stock in accordance with its terms.

Bridge Note
In connection with the execution of the Equity Purchase Agreement, on October 17, 2022, LGM entered into a Senior Subordinated Convertible Note with
EnTrust
Emerald (Cayman) LP
and, for certain limited provisions thereof, us, pursuant to which LGM borrowed an aggregate principal amount of $50,000,000 at a rate of 10% per annum. On October 28, 2022, LGM also entered into an Incremental Amendment with additional investors on the same terms for an aggregate principal amount of $35,000,000, bringing the total principal amount of the Bridge Notes to $85,000,000 in the aggregate. Concurrently with the Closing, the Bridge Notes will be automatically exchanged for the number of PubCo Class A Common Stock equal to the quotient of (a) the total amount owed by LGM under the Bridge Notes divided by
 (b) $10.00 (subject to adjustment in certain instances, as described in the Bridge Notes). Unless otherwise consented to by the Bridge Note Lenders, the proceeds of the Bridge Notes are to be used primarily for the acquisition of additional aircraft and payment of expenses related thereto.

LGM ENTERPRISES, LLC [Member]
Other Commitments [Line Items]
Commitments and Contingencies

17. Commitments and Contingencies
Legal Proceedings
flyExclusive Litigation
On June 30, 2023, flyExclusive served Wheels Up Partners, LLC (“WUP”) a Notice of Termination of the parties’ Fleet Guaranteed Revenue Program Agreement, dated November 1, 2021 (the “GRP Agreement”) following material breaches of the GRP Agreement by WUP, including WUP’s failure to pay outstanding amounts owed to flyExclusive under the GRP Agreement. Subsequently, on July 5, 2023, WUP filed a lawsuit against flyExclusive in the United States District Court for the Southern District of New York, alleging that flyExclusive breached the GRP Agreement and the implied duty of good faith and fair dealing therein by wrongfully terminating the GRP Agreement. WUP contends that flyExclusive did not have a right to terminate the GRP Agreement, that the termination was thus ineffective, and instead constituted a material breach of the GRP Agreement. WUP alleges this gave WUP the right to terminate the GRP Agreement, which WUP alleges it has done. The complaint seeks compensatory damages in an unspecified amount and attorney’s fees and costs. flyExclusive plans to defend this unjustified action by WUP vigorously. The Company is in the process of evaluating the impact of this event and an estimate cannot be made at this time. See Note 2 for additional details of the Guaranteed Revenue Program.
Other Litigation
The Company is subject to certain claims and contingent liabilities that arise in the normal course of business. While we do not expect that the ultimate resolution of any of these pending actions will have a material effect on our consolidated results of operations, financial position or cash flows, litigation is subject to inherent uncertainties. As such, there can be no assurance that any pending legal action, which we currently believe to be immaterial, does not become material in the future.
Repurchase Contingencies
The Company has entered into sale and leaseback transactions in the ordinary course of business (see Note 4 VIE), and the Company has certain repurchase contingencies at the option of the lessors. These transactions typically require the aircraft lessor to provide the Company with formal notice of the exercise of the put option associated with the lease no later than 60 or 90 days in advance of the end of the lease term, with the aircraft repurchase to occur at the end of the lease term. Each lease with an associated put option has a lease term of typically 5 to 10 years from the date the aircraft is added by the FAA to the Company’s Charter Certificate Operation Specifications, and occasionally has a lease term beginning on the effective date of the lease agreement or the date the aircraft is delivered to the Company. Additionally, the put option purchase price is typically reduced dollar for dollar by the amount of each monthly payment or flight credit over the course of the lease term, but not reduced below a certain threshold.

The following is a schedule by years of future repurchase contingencies under the leases as of the nine months ended September 30, 2023:

Fiscal Year	Amount
2023 (remaining)	$—
2024	5,479
2025	9,036
2026	33,965
2027	25,846
Thereafter	6,175

$80,501

On August 26, 2021, the Company was issued formal notice from a lessor that it had exercised the end of term put option in connection with a leased aircraft. The Company is obligated to repurchase the aircraft in 2026 at the end of the lease term at the price of $3,450 less the dollar-for-dollar
amount of each monthly payment made over the course of the lease term, but not reduced below $2,070 by application of such reduction.

19.	Commitments and Contingencies
Legal Proceedings
The Company is subject to certain claims and contingent liabilities that arise in the normal course of business. While we do not expect that the ultimate resolution of any of these pending actions will have a material effect on our consolidated results of operations, financial position or cash flows, litigation is subject to inherent uncertainties. As such, there can be no assurance that any pending legal action, which we currently believe to be immaterial, does not become material in the future.
Repurchase Contingencies
The Company has entered into sale and leaseback transactions in the ordinary course of business (see VIE Note 5), and the Company has certain repurchase contingencies at the option of the lessors. These transactions typically require the aircraft lessor to provide the Company with formal notice of the exercise of the put option associated with the lease no later than 60 or 90 days in advance of the end of the lease term, with the aircraft repurchase to occur at the end of the lease term. Each lease with an associated put option has a lease term of typically 5 to 10 years from the date the aircraft is added by the FAA to the Company’s Charter Certificate Operation Specifications, and occasionally has a lease term beginning on the effective date of the lease agreement or the date the aircraft is delivered to the Company. Additionally, the put option purchase price is typically reduced dollar for dollar by the amount of each monthly payment or flight credit over the course of the lease term, but not reduced below a certain threshold.

The following is a schedule by years of future repurchase contingencies under the leases for the years ending December 31:

Fiscal Year	Amount
2023	$3,870
2024	10,489
2025	10,404
2026	41,682
2027	28,384
Thereafter	1,352

$96,181

On August 26, 2021, the Company was issued formal notice from a lessor that it had exercised the end of term put option in connection with a leased aircraft. The Company is obligated to repurchase the aircraft in 2026 at the end of the lease term at the price of $3,450 less the dollar-for-dollar
amount of each monthly payment made over the course of the lease term, but not reduced below $2,070 by application of such reduction.